UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2018

Semiannual Report

to Shareholders

Deutsche Short Duration Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets

30	Financial Highlights
36	Notes to Financial Statements
51	Information About Your Fund’s Expenses
53	Advisory Agreement Board Considerations and Fee Evaluation
58	Account Management Resources
60	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Short Duration Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Short Duration Fund	3

Performance Summary	March 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	–0.19%	1.11%	0.95%	1.89%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.93%	–1.67%	0.39%	1.60%
Bloomberg Barclays 1-3 Year Government/Credit Index†	–0.41%	0.24%	0.76%	1.56%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	–0.19%	1.11%	0.93%	1.87%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–2.68%	–1.42%	0.42%	1.61%
Bloomberg Barclays 1-3 Year Government/Credit Index†	–0.41%	0.24%	0.76%	1.56%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	–0.56%	0.35%	0.19%	1.13%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.55%	0.35%	0.19%	1.13%
Bloomberg Barclays 1-3 Year Government/Credit Index†	–0.41%	0.24%	0.76%	1.56%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 3/31/18
No Sales Charges		–0.06%	1.36%	1.03%
Bloomberg Barclays 1-3 Year Government/Credit Index†		–0.41%	0.24%	0.76%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	–0.17%	1.37%	1.18%	2.12%
Bloomberg Barclays 1-3 Year Government/Credit Index†	–0.41%	0.24%	0.76%	1.56%

Institutional Class	6-Month‡	1-Year	5-Year	Life of Class**
Average Annual Total Returns as of 3/31/18
No Sales Charges	–0.06%	1.36%	1.20%	2.21%
Bloomberg Barclays 1-3 Year Government/Credit Index†	–0.41%	0.24%	0.76%	1.62%

4	Deutsche Short Duration Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2018 are 0.88%, 1.00%, 1.64%, 0.56%, 0.70% and 0.64% for Class A, T, C, R6, S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class S shares of Deutsche Short Duration Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Deutsche Short Duration Fund	5

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

**	Institutional Class shares commenced operations on August 27, 2008.

†	Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/18	$8.57	$8.57	$8.56	$8.58	$8.59	$8.58
9/30/17	$8.69	$8.69	$8.68	$8.70	$8.72	$8.70
Distribution Information as of 3/31/18
Income Dividends, Six Months	$.10	$.10	$.07	$.11	$.12	$.11
March Income Dividend	$.0177	$.0177	$.0122	$.0195	$.0196	$.0195
SEC 30-day Yield††	2.49%	2.56%	1.82%	2.81%	2.81%	2.81%
Current Annualized Distribution Rate††	2.48%	2.48%	1.71%	2.73%	2.74%	2.73%

††	The SEC yield is net investment income per share earned over the month ended March 31, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.41%, 2.49%, 1.74%, 2.79%, 2.66% and 2.70% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.39%, 2.41%, 1.63%, 2.70%, 2.58% and 2.61% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	Deutsche Short Duration Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Head of US High Yield Bonds: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Rick Smith, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

–	Senior Portfolio Manager: New York.

–	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.

Thomas J. Sweeney, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.

–	Portfolio Manager / Structured Finance Sector Head: New York

–	BS in Computer Science, Rutgers College.

Jeff Morton, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.

–	Fixed Income Portfolio Manager: New York.

–	BS in Major Industrial Management and Economics, Carnegie Mellon University.

Deutsche Short Duration Fund	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/18	9/30/17
Corporate Bonds	56%	55%
Asset-Backed	17%	16%
Government & Agency Obligations	12%	14%
Commercial Mortgage-Backed Securities	7%	6%
Collateralized Mortgage Obligations	6%	6%
Cash Equivalents	1%	1%
Mortgage-Backed Securities Pass-Throughs	1%	2%
Common Stocks	0%	0%
Convertible Bonds	0%	0%
Loan Participations and Assignments	0%	0%
	100%	100%

Quality (Excluding Securities Lending Collateral and Cash Equivalents)	3/31/18	9/30/17
AAA	23%	26%
AA	14%	14%
A	21%	19%
BBB	33%	31%
BB	6%	6%
B	2%	3%
CCC	0%	0%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	3/31/18	9/30/17
Effective Maturity	2.5 years	2.7 years
Effective Duration	1.6 years	2.0 years

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

8	Deutsche Short Duration Fund

Investment Portfolio	as of March 31, 2018 (Unaudited)

	Principal Amount ($) (a)	Value ($)
Corporate Bonds 56.8%
Consumer Discretionary 7.1%
Ally Financial, Inc., 3.25%, 11/5/2018	165,000	165,206
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (b)	2,500,000	2,587,500
Charter Communications Operating LLC, 3.579%, 7/23/2020	4,130,000	4,141,627
D.R. Horton, Inc., 2.55%, 12/1/2020	2,070,000	2,038,490
Discovery Communications LLC, 2.2%, 9/20/2019	1,065,000	1,054,106
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	5,710,000	5,648,981
2.343%, 11/2/2020	6,000,000	5,842,281
General Motors Co.:
3-month USD-LIBOR + 0.800%, 2.594%**, 8/7/2020	2,335,000	2,337,224
3.5%, 10/2/2018	380,000	380,557
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.990%, 2.686%**, 1/5/2023	4,000,000	4,019,382
3.2%, 7/13/2020	3,195,000	3,186,437
Hyundai Capital America:
144A, 2.5%, 3/18/2019	5,000,000	4,969,354
144A, 2.875%, 8/9/2018	2,301,000	2,300,955
144A, 3.45%, 3/12/2021 (b)	2,667,000	2,667,559
Newell Brands, Inc.:
2.6%, 3/29/2019	939,000	934,747
3.15%, 4/1/2021	2,000,000	1,979,142
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019	4,840,000	4,803,494
RCI Banque SA, 144A, 3.5%, 4/3/2018	9,000,000	9,000,000
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	80,000	77,200
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,980,000	1,950,407
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,375,000	1,384,006

		61,468,655

Consumer Staples 2.1%
BAT Capital Corp., 144A, 2.764%, 8/15/2022	5,265,000	5,092,543
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,890,000	3,863,061
3.5%, 7/15/2022	4,000,000	3,992,421
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	2,000,000	1,830,000
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023 (b)	2,180,000	2,175,640
Tyson Foods, Inc., 2.25%, 8/23/2021	1,155,000	1,113,881

		18,067,546

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	9

	Principal Amount ($) (a)	Value ($)
Energy 7.0%
Andeavor Logistics LP, 3.5%, 12/1/2022	330,000	324,296
Buckeye Partners LP, 4.15%, 7/1/2023	1,436,000	1,443,991
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)	2,500,000	2,500,000
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,300,000	2,298,532
Continental Resources, Inc., 5.0%, 9/15/2022	2,500,000	2,534,375
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,170,400	3,169,671
Enbridge, Inc., 2.9%, 7/15/2022	1,195,000	1,159,335
Energy Transfer Equity LP, 4.25%, 3/15/2023	880,000	853,600
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,850,000	3,903,486
EQT Corp., 2.5%, 10/1/2020	5,000,000	4,888,768
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019	10,000,000	9,970,058
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,520,592
ONEOK Partners LP:
3.2%, 9/15/2018	5,375,000	5,395,065
3.8%, 3/15/2020	4,500,000	4,534,372
Petrobras Global Finance BV:
6.125%, 1/17/2022 (b)	1,095,000	1,168,365
8.375%, 5/23/2021	1,039,000	1,182,901
Petroleos Mexicanos:
5.375%, 3/13/2022	714,000	742,203
6.375%, 2/4/2021	2,000,000	2,131,000
Precision Drilling Corp., 6.5%, 12/15/2021	1,688,000	1,700,660
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	300,000	300,750
Southwestern Energy Co., 4.1%, 3/15/2022 (b)	2,200,000	2,106,500
SRC Energy, Inc., 144A, 6.25%, 12/1/2025	1,420,000	1,423,550
Sunoco LP, 144A, 4.875%, 1/15/2023	815,000	785,456
Tecpetrol SA, 144A, 4.875%, 12/12/2022	1,500,000	1,460,625
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)	2,000,000	2,019,960

		60,518,111

Financials 26.3%
ABN AMRO Bank NV, 144A, 2.1%, 1/18/2019	8,000,000	7,958,640
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	2,585,000	2,591,592
Air Lease Corp., 2.125%, 1/15/2020	4,065,000	3,993,109
Akbank Turk AS, 144A, 4.0%, 1/24/2020	2,000,000	1,980,256
ANZ New Zealand International Ltd., 144A, 2.2%, 7/17/2020	3,000,000	2,941,047
Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	7,883,436
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	765,000	747,558
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,045,000	1,022,794
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	1,000,000	1,113,370
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018	2,000,000	2,000,000
Banco Santander SA, 3.125%, 2/23/2023	6,200,000	6,008,515
Bank of America Corp., 2.625%, 4/19/2021	11,000,000	10,835,491

The accompanying notes are an integral part of the financial statements.

10	Deutsche Short Duration Fund

	Principal Amount ($) (a)	Value ($)
Bank of Ceylon, REG S, 5.325%, 4/16/2018	1,510,000	1,510,000
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	11,000,000	11,000,925
BPCE SA, 144A, 3.0%, 5/22/2022	1,500,000	1,469,154
Capital One NA, 1.85%, 9/13/2019	9,715,000	9,550,295
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	2,000,000	2,101,000
Citigroup, Inc., 2.45%, 1/10/2020	8,000,000	7,925,658
Citizens Bank NA, 2.5%, 3/14/2019	4,000,000	3,987,671
Corp. Financiera de Desarrollo SA, 144A, 3.25%, 7/15/2019	2,000,000	1,997,500
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	7,935,133
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	4,970,399
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021	5,000,000	4,835,135
Discover Bank, 3.35%, 2/6/2023	2,190,000	2,155,240
Fifth Third Bank, 1.625%, 9/27/2019	4,415,000	4,339,162
FS Investment Corp., 4.25%, 1/15/2020	5,000,000	5,045,715
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,895,413
HSBC U.S.A., Inc., 2.75%, 8/7/2020	8,000,000	7,939,607
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	2,500,000	2,482,970
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	1,750,000	1,748,266
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,558,603
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,855,829
KeyBank NA, 1.6%, 8/22/2019	660,000	649,678
Lloyds Banking Group PLC, 3.1%, 7/6/2021	1,160,000	1,153,040
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	11,000,000	11,007,648
Morgan Stanley, 2.5%, 1/24/2019	10,000,000	9,982,181
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,543,000
Regions Financial Corp., 3.2%, 2/8/2021	6,000,000	5,988,994
Royal Bank of Scotland PLC, 5.625%, 8/24/2020	3,000,000	3,160,819
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019	1,167,000	1,164,134
3.4%, 1/18/2023	6,150,000	6,007,351
Santander UK PLC, 2.125%, 11/3/2020	5,455,000	5,328,245
Skandinaviska Enskilda Banken AB:
1.5%, 9/13/2019	6,000,000	5,887,050
144A, 2.375%, 3/25/2019	2,905,000	2,895,960
Standard Chartered PLC, 144A, 2.1%, 8/19/2019	4,000,000	3,942,318
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	1,045,000	1,036,337
144A, 2.375%, 11/9/2020	5,000,000	4,892,615
Synchrony Bank, 3.0%, 6/15/2022	10,300,000	9,957,944
Synchrony Financial, 3.0%, 8/15/2019	1,573,000	1,568,257
The Goldman Sachs Group, Inc.:
2.0%, 4/25/2019	5,445,000	5,400,978
2.625%, 1/31/2019	5,500,000	5,497,123

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	11

	Principal Amount ($) (a)	Value ($)
Turkiye Is Bankasi AS, 144A, 5.5%, 4/21/2022	2,500,000	2,458,925

		227,902,080

Health Care 1.7%
Becton Dickinson & Co., 3-month USD-LIBOR + 0.875%, 2.944%**, 12/29/2020	1,698,000	1,699,798
Becton, Dickinson & Co., 2.133%, 6/6/2019	2,000,000	1,977,356
CVS Health Corp., 3.125%, 3/9/2020	4,745,000	4,749,785
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (b)	640,000	638,944
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,465,127
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,055,000	2,954,116

		14,485,126

Industrials 1.2%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020	2,500,000	2,485,025
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022	965,000	980,442
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,183,601
Fortive Corp., 1.8%, 6/15/2019	970,000	958,338
Harris Corp., 2.7%, 4/27/2020	1,890,000	1,873,368
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	1,750,000	1,658,125

		10,138,899

Information Technology 2.8%
Broadcom Corp., 2.375%, 1/15/2020	5,000,000	4,930,235
Dell International LLC:
144A, 3.48%, 6/1/2019	6,620,000	6,649,943
144A, 5.875%, 6/15/2021	480,000	493,200
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,550,000	4,397,104
Seagate HDD Cayman:
3.75%, 11/15/2018	2,480,000	2,494,630
144A, 4.25%, 3/1/2022	1,250,000	1,236,161
Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 2.344%**, 1/19/2023	1,180,000	1,181,298
VMware, Inc., 2.95%, 8/21/2022	3,200,000	3,066,726

		24,449,297

Materials 2.3%
Ak Steel Corp., 7.625%, 10/1/2021 (b)	1,500,000	1,537,500
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	2,500,000	2,573,425
CF Industries, Inc., 144A, 3.4%, 12/1/2021	535,000	528,243
Chemours Co., 6.625%, 5/15/2023 (b)	3,000,000	3,150,000
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022	1,815,000	1,751,475
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	3,021,000
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	311,250

The accompanying notes are an integral part of the financial statements.

12	Deutsche Short Duration Fund

	Principal Amount ($) (a)	Value ($)
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,206,450
SAN Miguel Industrias Pet SA, 144A, 4.5%, 9/18/2022	280,000	281,960
Teck Resources Ltd., 4.75%, 1/15/2022	2,800,000	2,835,000
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,462,352

		19,658,655

Real Estate 2.8%
American Tower Corp., (REIT), 3.4%, 2/15/2019	6,126,000	6,147,854
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	4,850,000	4,869,879
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	2,000,000	2,066,920
Realty Income Corp., (REIT), 3.25%, 10/15/2022	4,480,000	4,444,712
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	1,200,000	1,149,000
Select Income REIT, (REIT), 4.15%, 2/1/2022	5,000,000	4,999,767
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	490,000	499,660

		24,177,792

Telecommunication Services 1.5%
AT&T, Inc.:
2.45%, 6/30/2020	4,360,000	4,309,948
2.85%, 2/14/2023	4,730,000	4,751,940
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	856,375
Frontier Communications Corp., 8.125%, 10/1/2018 (b)	850,000	858,670
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	542,500	539,109
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,590,000	1,566,150

		12,882,192

Utilities 2.0%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024 (b)	1,091,000	1,143,510
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,300,000	1,277,624
Dynegy, Inc., 7.375%, 11/1/2022	2,500,000	2,634,375
Israel Electric Corp., Ltd., 144A, 7.25%, 1/15/2019	2,500,000	2,547,800
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	2,665,000	2,570,909
Majapahit Holding BV, 144A, 7.75%, 1/20/2020	3,500,000	3,754,450
PG&E Corp., 2.4%, 3/1/2019	3,820,000	3,795,188

		17,723,856
Total Corporate Bonds (Cost $495,327,469)		491,472,209

Mortgage-Backed Securities Pass-Throughs 0.7%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027	2,023,203	2,034,591
Federal National Mortgage Association, 3.0%, 5/1/2027	3,222,854	3,238,157

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	13

	Principal Amount ($) (a)	Value ($)
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	349,987	370,822
6.5%, with various maturities from 8/20/2038 until 2/20/2039	304,903	324,479
9.5%, 7/15/2020	117	118

Total Mortgage-Backed Securities Pass-Throughs (Cost $6,239,809)		5,968,167

Asset-Backed 17.9%
Automobile Receivables 4.2%
AmeriCredit Automobile Receivables Trust:
“B”, Series 2016-3, 1.8%, 10/8/2021	4,570,000	4,490,453
“B”, Series 2016-4, 1.83%, 12/8/2021	2,785,000	2,730,967
“C”, Series 2015-3, 2.73%, 3/8/2021	1,750,000	1,751,246
“C”, Series 2016-2, 2.87%, 11/8/2021	1,750,000	1,753,317
“C”, Series 2015-4, 2.88%, 7/8/2021	2,250,000	2,254,063
“D”, Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,394,348
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2014-2A, 144A, 3.29%, 2/20/2021	4,000,000	4,000,163
“C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	2,000,000	1,992,731
CPS Auto Receivables Trust:
“C”, Series 2018-A, 144A, 3.05%, 12/15/2023	3,250,000	3,236,139
“D”, Series 2014-A, 144A, 5.11%, 2/18/2020	660,000	666,531
“D”, Series 2014-D, 144A, 5.33%, 11/16/2020	2,140,000	2,152,607
Hertz Vehicle Financing II LP, “A”, Series 2017-2A, 144A, 3.29%, 10/25/2023	4,000,000	3,964,163
Santander Drive Auto Receivables Trust:
“B”, Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,496,440
“C”, Series 2015-4, 2.97%, 3/15/2021	2,876,000	2,881,019

		36,764,187

Credit Card Receivables 2.0%
BA Credit Card Trust, “A2”, Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,518,322
Chase Issuance Trust, “A”, Series 2016-A2, 1.37%, 6/15/2021	5,560,000	5,481,232
Master Credit Card Trust II, “C”, Series 2017-1A, 144A, 3.06%, 7/21/2021	2,920,000	2,903,831
Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,296,744
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	5,000,000	4,842,589

		17,042,718

The accompanying notes are an integral part of the financial statements.

14	Deutsche Short Duration Fund

	Principal Amount ($) (a)	Value ($)

Home Equity Loans 0.3%
Ameriquest Mortgage Securities, Inc., “A6”, Series 2003-5, 3.962%**, 4/25/2033	90,180	90,532
GMAC Mortgage Corp. Loan Trust, “A5”, Series 2003-HE2, 4.59%, 4/25/2033	64	63
Home Loan Trust, “A7”, Series 2001-HI4, 7.24%, 10/25/2026	194,578	193,322
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.050%, 2.922%**, 12/25/2034	501,592	498,346
People’s Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD-LIBOR + 1.040%, 2.912%**, 6/25/2034	1,508,945	1,513,623

		2,295,886

Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, “A6”, Series 2001-B, 6.467%**, 4/15/2040	121,990	124,073

Miscellaneous 10.6%
A Voce CLO Ltd., “A1R”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 2.882%**, 7/15/2026	3,000,000	3,000,291
ALM V Ltd., “A1R3”, Series 2012-5A, 144A, 3-month USD-LIBOR + 0.910%, 2.644%**, 10/18/2027	680,000	680,029
ALM VIII Ltd., “A1R”, Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 3.212%**, 10/15/2028	3,750,000	3,766,654
Ares XXIX CLO Ltd., “A2R”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.322%**, 4/17/2026	10,000,000	10,003,330
Atrium X, “B1R”, Series 10A, 144A, 3-month USD-LIBOR + 1.450%, 3.172%**, 7/16/2025	3,000,000	3,000,195
Atrium XI, “BR”, Series 11A, 144A, 3-month USD-LIBOR + 1.500%, 3.245%**, 10/23/2025	750,000	749,998
Babson CLO Ltd., “BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.129%**, 1/20/2031	2,000,000	1,999,986
Bristol Park CLO Ltd., “A”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 3.142%**, 4/15/2029	3,750,000	3,778,819
Carlyle Global Market Strategies CLO Ltd.:
“BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.74%**, 4/17/2031 (c) (d)	4,000,000	4,000,000
“AR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.089%**, 5/15/2025	1,590,000	1,590,868
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.140%, 1.917%**, 1/15/2037	2,297,373	2,169,853
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.457%**, 12/25/2036	2,700,862	2,262,969
Dell Equipment Finance Trust:
“A3”, Series 2016-1, 144A, 1.65%, 7/22/2021	3,005,146	2,997,645
“C”, Series 2017-2, 144A, 2.73%, 10/24/2022	1,250,000	1,237,299

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	15

	Principal Amount ($) (a)	Value ($)
Domino’s Pizza Master Issuer LLC:
“A2II”, Series 2017-1A, 144A, 3.082%, 7/25/2047	9,950,000	9,740,353
“A2I”, Series 2015-1A, 144A, 3.484%, 10/25/2045	3,930,000	3,923,162
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.817%**, 4/17/2031 (c)	2,500,000	2,500,000
Galaxy XV CLO Ltd., “AR”, Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 2.922%**, 10/15/2030	330,000	332,797
Neuberger Berman Loan Advisers CLO Ltd., “B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.417%**, 1/15/2030	6,000,000	5,999,850
NRZ Excess Spread-Collateralized Notes, “B”, Series 2018-PLS1, 144A, 3.588%, 1/25/2023	2,120,836	2,108,410
Oak Hill Credit Partners X Ltd., “AR”, Series 2014-10A, 144A, 3-month USD-LIBOR + 1.130%, 2.875%**, 7/20/2026	1,150,000	1,150,215
Octagon Investment Partners XVI Ltd., “B1”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.331%**, 7/17/2025	5,500,000	5,510,587
Octagon Investment Partners XXI Ltd., “A1AR”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.183%**, 11/14/2026	2,200,000	2,209,693
Taco Bell Funding LLC, “A2I”, Series 2016-1A, 144A, 3.832%, 5/25/2046	2,340,375	2,353,411
Verizon Owner Trust, “A1A”, Series 2017-3A, 144A, 2.06%, 4/20/2022	4,450,000	4,387,020
Voya CLO Ltd.:
“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 2.634%**, 1/18/2029	3,015,000	3,016,191
“A1R”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 2.981%**, 4/17/2030	6,950,000	6,971,712

		91,441,337

Student Loans 0.8%
SLM Student Loan Trust:
“A6”, Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 2.495%**, 7/25/2039	5,500,000	5,302,344
“A4”, Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.445%**, 7/25/2023	2,116,217	2,171,487

		7,473,831

Total Asset-Backed (Cost $155,605,914)		155,142,032

Commercial Mortgage-Backed Securities 6.7%
Banc of America Commercial Mortgage Trust, “AM”, Series 2006-3, 5.958%**, 7/10/2044	1,522,107	992,848

The accompanying notes are an integral part of the financial statements.

16	Deutsche Short Duration Fund

	Principal Amount ($) (a)	Value ($)
BBCMS Mortgage Trust, “A”, Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 2.499%**, 3/15/2037	4,000,000	3,977,523
BX Trust, “A”, Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 2.827%**, 10/15/2032	1,530,000	1,530,954
BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 2.877%**, 11/15/2034	3,960,000	3,958,286
Citigroup Commercial Mortgage Trust, “M”, Series 2005-EMG, 144A, 5.5%, 9/20/2051	318,762	293,987
Cold Storage Trust, “A”, Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 2.777%**, 4/15/2036	7,000,000	7,023,856
DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 2.477%**, 6/15/2034	3,920,000	3,922,448
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K058, Interest Only, 0.93%**, 8/25/2026	23,776,187	1,552,659
“X1”, Series K722, Interest Only, 1.311%**, 3/25/2023	15,861,039	836,314
GE Capital Commercial Mortgage Corp., “J”, Series 2005-C2, 144A, 5.893%**, 5/10/2043	88,964	87,258
GMAC Commercial Mortgage Securities, Inc., “B”, Series 2004-C3, 4.965%, 12/10/2041	126,295	126,580
Greenwich Capital Commercial Funding Corp., “AM”, Series 2006-GG7, 5.945%**, 7/10/2038	958,028	958,057
Hospitality Mortgage Trust, “A”, Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 2.561%**, 5/8/2030	2,360,000	2,364,432
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 2.727%**, 6/15/2034	5,000,000	4,994,995
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.027%**, 1/15/2033	1,560,000	1,562,498
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A3SF”, Series 2006-LDP9, 1-month USD-LIBOR + 0.155%, 1.932%** , 5/15/2047	4,806,376	4,792,263
“H”, Series 2004-CB8, 144A, 5.984%**, 1/12/2039	5,000,000	5,048,432
“A1A”, Series 2008-C2, 5.998%, 2/12/2051	399,511	398,693
LB Commercial Mortgage Trust, “J”, Series 1998-C4, 144A, 5.6%, 10/15/2035	328,950	329,767
LB-UBS Commercial Mortgage Trust, “E”, Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,836,176
Morgan Stanley Capital Barclays Bank Trust, “B”, Series 2016-MART, 144A, 2.48%, 9/13/2031	2,000,000	1,936,922
Morgan Stanley Capital I, Inc., “B”, Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 2.977%**, 11/15/2034	4,000,000	4,004,942
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.079%**, 12/15/2050	29,941,012	2,267,235
“XA”, Series 2017-C1, Interest Only, 1.609%**, 6/15/2050	25,476,476	2,724,859

Total Commercial Mortgage-Backed Securities (Cost $58,675,276)		57,521,984

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	17

	Principal Amount ($) (a)	Value ($)

Collateralized Mortgage Obligations 5.6%
Banc of America Funding Corp., “1A1”, Series 2008-R2, 144A, 6.0%, 9/25/2037	362,621	372,489
Banc of America Mortgage Securities, Inc.:
“2A3”, Series 2005-J, 3.685%**, 11/25/2035	217,454	202,403
“2A8”, Series 2003-J, 3.728%**, 11/25/2033	464,351	466,907
“A15”, Series 2006-2, 6.0%, 7/25/2046	20,927	19,886
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 3.239%**, 1/25/2034	591,849	579,501
Citigroup Mortgage Loan Trust, Inc., “8A1”, Series 2009-5, 144A, 6.0%, 6/25/2036	128,098	128,269
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	490,689	493,987
Fannie Mae Connecticut Avenue Securities:
“1M1”, Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.322%** , 1/25/2029	1,850,599	1,865,381
“1M1”, Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.872%** , 10/25/2028	586,208	595,130
“1M1”, Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.022%** , 9/25/2028	843,980	850,304
Federal Home Loan Mortgage Corp.:
“PT”, Series 3586, 1.577%**, 2/15/2038	669,547	589,242
“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	3,334,845	532,814
“CI”, Series 4104, Interest Only, 4.0%, 5/15/2041	8,570,320	1,281,259
“LG”, Series 4281, 4.0%, 1/15/2043	7,168,581	7,473,716
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	17,920,578	3,957,354
Federal National Mortgage Association:
“9”, Series 406, Interest Only, 4.5%, 2/25/2041	3,587,413	828,413
“IX”, Series 2012-72, Interest Only, 4.5%, 7/25/2042	2,849,691	604,230
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	3,875,180	739,852
“1A6”, Series 2007-W8, 6.554%**, 9/25/2037	793,769	853,015
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 3.872%** , 12/25/2028	2,555,556	2,602,216
“M2”, Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.072%** , 10/25/2028	3,088,402	3,130,021
“M2”, Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.722%** , 4/25/2028	4,790,713	4,965,773
“M2”, Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 4.772%** , 7/25/2028	4,000,000	4,104,000
Government National Mortgage Association:
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	24,171,906	4,370,832
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	4,178,430	506,234
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	7,109,102	1,270,022
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	2,867,657	532,026

The accompanying notes are an integral part of the financial statements.

18	Deutsche Short Duration Fund

	Principal Amount ($) (a)		Value ($)
“IP”, Series 2014-11, Interest Only, 4.5%, 1/20/2043		3,142,338	441,817
“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044		1,997,290	411,049
“IO”, Series 2008-7, Interest Only, 5.5%, 3/20/2037		675,615	79,117
JPMorgan Mortgage Trust, “6A1”, Series 2005-A6, 3.75%**, 8/25/2035		1,378,739	1,390,348
Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.731%**, 4/28/2024		2,098	2,081
Residential Accredit Loans, Inc., “A1”, Series 2003-QS18, 5.0%, 9/25/2018		107,993	107,988
Residential Asset Mortgage Products, Inc.:
“A5”, Series 2005-SL1, 6.5%, 5/25/2032		448,977	447,122
“A3”, Series 2004-SL3, 7.5%, 12/25/2031		458,041	452,602
Residential Funding Mortgage Securities I, “A1”, Series 2005-S3, 4.75%, 3/25/2020		563,403	564,944
Washington Mutual Mortgage Pass-Through Certificates Trust:
“2A3”, Series 2003-S6, 4.75%, 7/25/2018		34,726	34,311
“A9”, Series 2003-S9, 5.25%, 10/25/2033		559,624	571,678

Total Collateralized Mortgage Obligations (Cost $46,931,047)			48,418,333

Government & Agency Obligations 12.3%
Other Government Related (e) 2.3%
Africa Finance Corp., 144A, 4.375%, 4/29/2020		4,500,000	4,529,070
Corp. Andina de Fomento, 2.0%, 5/10/2019		5,620,000	5,577,875
Eurasian Development Bank, 144A, 5.0%, 9/26/2020		1,440,000	1,475,009
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		1,500,000	1,555,404
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	2,100,000
Vnesheconombank, 144A, 6.902%, 7/9/2020		4,000,000	4,244,080

			19,481,438

Sovereign Bonds 2.0%
Export-Import Bank of Korea, 2.5%, 11/1/2020		3,180,000	3,126,566
Hazine Mustesarligi Varlik Kiralama AS, 144A, 4.251%, 6/8/2021		3,500,000	3,489,955
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	2,500,000	3,143,670
144A, 4.625%, 5/24/2023		1,000,000	994,526
Oman Government International Bond, 144A, 4.125%, 1/17/2023		2,250,000	2,162,813
Republic of Argentina, 4.625%, 1/11/2023		1,500,000	1,446,015
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	2,300,000	3,034,646

			17,398,191

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	19

	Principal Amount ($) (a)	Value ($)
U.S. Treasury Obligations 8.0%
U.S. Treasury Bill, 1.18%****, 8/16/2018 (f)	2,590,000	2,571,961
U.S. Treasury Notes:
0.75%, 2/15/2019	16,000,000	15,812,500
1.125%, 1/15/2019	12,500,000	12,405,274
1.25%, 4/30/2019	29,000,000	28,719,062
2.75%, 2/15/2028	10,000,000	10,005,078

		69,513,875
Total Government & Agency Obligations (Cost $106,890,741)		106,393,504

Loan Participations and Assignments 0.0%
Senior Loans
Coach America Holdings, Inc., Letter of Credit, 12-month USD-LIBOR + 5.750%, 7.532**, 4/20/2014* (d)	724,718	72
Fairway Group Acquisition Co.:
Term Loan, 10.0% PIK, 1/3/2020* (d)	133,069	0
Term Loan, 11.0% PIK, 10/3/2021* (d)	117,037	0

Total Loan Participations and Assignments (Cost $962,917)		72

Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK**, 10/18/2025 (d) (Cost $75,747)	75,126	92,706

	Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.* (d)	2,063	0

Information Technology 0.0%
Answers Corp.*	1,110	16,927

Materials 0.0%
GEO Specialty Chemicals, Inc.* (d)	16,436	3,698
Total Common Stocks (Cost $157,093)		20,625

Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (d) (Cost $356,760)	3,083	0

The accompanying notes are an integral part of the financial statements.

20	Deutsche Short Duration Fund

	Principal Amount ($) (a)	Value ($)
Commercial Paper 0.1%
Macquarie Bank Ltd., 144A, 1.722%, 9/21/2018 (Cost $495,987)	500,000	494,341

	Shares	Value ($)
Securities Lending Collateral 1.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.56% (g) (h) (Cost $14,824,915)	14,824,915	14,824,915

Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.64% (g) (Cost $6,291,175)	6,291,175	6,291,175

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $892,834,850)	102.5	886,640,063
Other Assets and Liabilities, Net	(2.5)	(21,732,563)

Net Assets	100.0	864,907,500

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depre- ciation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 1.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.56% (g) (h)
7,686,415	7,138,500	—	—	—	68,664	—	14,824,915	14,824,915
Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.64% (g)
4,760,923	179,354,330	177,824,078	—	—	67,675	—	6,291,175	6,291,175
12,447,338	186,492,830	177,824,078	—	—	136,339	—	21,116,090	21,116,090

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR + 5.75%, 7.532**	4/20/2014	724,718	USD	724,435	72
Fairway Group Acquisition Co.*	10.0%	1/30/2020	133,069	USD	127,425	0
Fairway Group Acquisition Co.*	11.0%	10/3/2021	117,037	USD	111,057	0
					962,917	72

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	21

*	Non-income producing security.

**	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $14,261,162, which is 1.7% of net assets.

(c)	When-issued security.

(d)	Investment was valued using significant unobservable inputs.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.

(f)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

OJSC: Open Joint Stock Company

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The accompanying notes are an integral part of the financial statements.

22	Deutsche Short Duration Fund

At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/20/2018	22	2,636,265	2,665,093	28,828
2 Year U.S. Treasury Note	USD	6/29/2018	286	60,774,774	60,806,282	31,508
U.S. Treasury Long Bond	USD	6/20/2018	50	7,103,226	7,331,250	228,024
Ultra 10 Year U.S. Treasury Note	USD	6/20/2018	206	26,379,968	26,751,030	371,062
Total unrealized appreciation						659,422

At March 31, 2018, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	6/29/2018	524	59,689,910	59,975,094	(285,184)
Federal Republic of Germany Euro-Bund	EUR	6/7/2018	76	14,704,944	14,908,965	(204,021)
United Kingdom Long Gilt Bond	GBP	6/27/2018	93	15,768,150	16,025,439	(257,289)
Total unrealized depreciation						(746,494)

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	6,679,266	MXN	128,080,500	4/6/2018	359,461	Morgan Stanley
USD	1,404	MXN	26,710	4/6/2018	64	Barclays Bank PLC
Total unrealized appreciation					359,525

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	26,710	USD	1,414	4/6/2018	(53)	Barclays Bank PLC
EUR	4,961,000	USD	5,961,480	4/6/2018	(145,332)	State Street Bank & Trust Co.
MXN	128,080,500	USD	6,759,931	4/6/2018	(278,796)	Morgan Stanley
Total unrealized depreciation					(424,181)

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	23

Currency Abbreviations
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$491,472,209	$—	$491,472,209
Mortgage-Backed Securities Pass-Throughs	—	5,968,167	—	5,968,167
Asset-Backed	—	151,142,032	4,000,000	155,142,032
Commercial Mortgage-Backed Securities	—	57,521,984	—	57,521,984
Collateralized Mortgage Obligations	—	48,418,333	—	48,418,333
Government & Agency Obligations	—	106,393,504	—	106,393,504
Loan Participations and Assignments	—	—	72	72
Convertible Bond	—	—	92,706	92,706
Common Stocks (i)	—	16,927	3,698	20,625
Warrants	—	—	0	0
Commercial Paper	—	494,341	—	494,341
Short-Term Investments (i)	21,116,090	—	—	21,116,090
Derivatives (j)
Futures Contracts	659,422	—	—	659,422
Forward Foreign Currency Exchange Contracts	—	359,525	—	359,525
Total	$21,775,512	$861,787,022	$4,096,476	$887,659,010

The accompanying notes are an integral part of the financial statements.

24	Deutsche Short Duration Fund

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(746,494)	$—	$—	$(746,494)
Forward Foreign Currency Exchange Contracts	—	(424,181)	—	(424,181)
Total	$(746,494)	$(424,181)	$—	$(1,170,675)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Deutsche Short Duration Fund	25

Statement of Assets and Liabilities

as of March 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $871,718,760) — including $14,261,162 of securities loaned	$865,523,973
Investment in Deutsche Government & Agency Securities Portfolio (cost $14,824,915)*	14,824,915
Investment in Deutsche Central Cash Management Government Fund (cost $6,291,175)	6,291,175
Cash	3,033,473
Foreign currency, at value (cost $316,350)	311,047
Receivable for Fund shares sold	563,334
Interest receivable	5,892,202
Unrealized appreciation on forward foreign currency contracts	359,525
Other assets	47,331
Total assets	896,846,975

Liabilities
Payable upon return of securities loaned	14,824,915
Payable for investments purchased	9,096,226
Payable for investments purchased — when-issued securities	6,500,000
Payable for Fund shares redeemed	266,400
Payable for variation margin on futures contracts	30,665
Unrealized depreciation on forward foreign currency contracts	424,181
Accrued management fee	171,259
Accrued Trustees’ fees	12,116
Other accrued expenses and payables	613,713
Total liabilities	31,939,475
Net assets, at value	$864,907,500

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

26	Deutsche Short Duration Fund

Statement of Assets and Liabilities as of March 31, 2018 (Unaudited) (continued)

Net Assets Consist of
Undistributed net investment income	$395,795
Net unrealized appreciation (depreciation) on:
Investments	(6,194,787)
Futures	(87,072)
Foreign currency	(441)
Forward foreign currency contracts	(64,656)
Accumulated net realized gain (loss)	(165,693,790)
Paid-in capital	1,036,552,451
Net assets, at value	$864,907,500

Net Asset Value
Class A
Net Asset Value and redemption price per share ($151,906,655 ÷ 17,731,876 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.57
Maximum offering price per share (100 ÷ 97.25 of $8.57)	$8.81
Class T
Net Asset Value and redemption price per share ($10,053 ÷ 1,173 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.57
Maximum offering price per share (100 ÷ 97.50 of $8.57)	$8.79
Class C
Net Asset Value offering and redemption price per share ($87,210,990 ÷ 10,189,335 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.56
Class R6
Net Asset Value offering and redemption price per share ($233,328 ÷ 27,200 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.58
Class S
Net Asset Value offering and redemption price per share ($528,340,648 ÷ 61,504,232 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.59
Institutional Class
Net Asset Value offering and redemption price per share ($97,205,826 ÷ 11,334,304 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.58

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	27

Statement of Operations

for the six months ended March 31, 2018 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $273)	$12,926,035
Income distributions — Deutsche Central Cash Management Government Fund	67,675
Securities lending income, net of borrower rebates	68,664
Total income	13,062,374
Expenses:
Management fee	1,609,418
Administration fee	440,936
Services to shareholders	679,418
Distribution and service fees	647,454
Custodian fee	16,316
Professional fees	65,029
Reports to shareholders	48,211
Registration fees	46,061
Trustees’ fees and expenses	23,144
Other	42,914
Total expenses before expense reductions	3,618,901
Expense reductions	(583,189)
Total expenses after expense reductions	3,035,712
Net investment income	10,026,662

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	721,548
Futures	(2,108,437)
Forward foreign currency contracts	(278,487)
Foreign currency	92,273
(1,573,103)
Change in net unrealized appreciation (depreciation) on:
Investments	(10,835,597)
Futures	456,085
Forward foreign currency contracts	175,305
Foreign currency	1,764
(10,202,443)
Net gain (loss)	(11,775,546)
Net increase (decrease) in net assets resulting from operations	$(1,748,884)

The accompanying notes are an integral part of the financial statements.

28	Deutsche Short Duration Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2018 (Unaudited)	Years Ended September 30, 2017
Operations:
Net investment income	$10,026,662	$18,630,762
Net realized gain (loss)	(1,573,103)	(485,343)
Change in net unrealized appreciation (depreciation)	(10,202,443)	1,182,450
Net increase (decrease) in net assets resulting from operations	(1,748,884)	19,327,869
Distributions to shareholders from:
Net investment income:
Class A	(1,860,940)	(4,965,084)
Class T	(121)	(84)*
Class C	(760,476)	(2,115,591)
Class R6	(3,100)	(5,729)
Class S	(7,109,693)	(15,162,713)
Institutional Class	(1,363,076)	(2,086,362)
Total distributions	(11,097,406)	(24,335,563)
Fund share transactions:
Proceeds from shares sold	175,331,215	308,483,496
Reinvestment of distributions	10,061,565	21,715,438
Cost of shares redeemed	(185,577,996)	(438,541,648)
Net increase (decrease) in net assets from Fund share transactions	(185,216)	(108,342,714)
Increase (decrease) in net assets	(13,031,506)	(113,350,408)
Net assets at beginning of period	877,939,006	991,289,414
Net assets at end of period (including undistributed net investment income of $395,795 and $1,466,539, respectively)	$864,907,500	$877,939,006

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration Fund	29

Financial Highlights

	Six Months Ended 3/31/18		Years Ended September 30,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.69		$8.74	$8.82	$9.09	$9.18	$9.31
Income (loss) from investment operations:
Net investment income[a]	.09		.17	.15	.14	.19	.20
Net realized and unrealized gain (loss)	(.11)		.01	(.01)	(.19)	(.06)	(.08)
Total from investment operations	(.02)		.18	.14	(.05)	.13	.12
Less distributions from:
Net investment income	(.10)		(.23)	(.22)	(.22)	(.22)	(.23)
Return of capital	—		—	—	—	—	(.02)
Total distributions	(.10)		(.23)	(.22)	(.22)	(.22)	(.25)
Net asset value, end of period	$8.57		$8.69	$8.74	$8.82	$9.09	$9.18
Total Return (%)[b,c]	(.19	)**	2.06	1.65	(.54)	1.45	1.28

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	152		158	243	341	459	568
Ratio of expenses before expense reductions (%)	.89	*	.88	.89	.87	.86	.87
Ratio of expenses after expense reductions (%)	.79	*	.80	.80	.80	.84	.85
Ratio of net investment income (%)	2.17	*	1.99	1.77	1.60	2.06	2.20
Portfolio turnover rate (%)	22	**	32	58	34	85	47

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

30	Deutsche Short Duration Fund

Class T	Six Months Ended 3/31/18 (Unaudited)		Period Ended 9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$8.69		$8.70
Income (loss) from investment operations:
Net investment income[b]	.09		.04
Net realized and unrealized gain (loss)	(.11)		.02
Total from investment operations	(.02)		.06
Less distributions from:
Net investment income	(.10)		(.07)
Net asset value, end of period	$8.57		$8.69
Total Return (%)[c,d]	(.19	)**	.73	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		10
Ratio of expenses before expense reductions (%)	.92	*	1.00	*
Ratio of expenses after expense reductions (%)	.79	*	.80	*
Ratio of net investment income (%)	2.18	*	1.96	*
Portfolio turnover rate (%)	22	**	32	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Funds’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

Deutsche Short Duration Fund	31

	Six Months Ended 3/31/18		Years Ended September 30,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.68		$8.73	$8.81	$9.08	$9.17	$9.30
Income (loss) from investment operations:
Net investment income[a]	.06		.11	.09	.08	.12	.13
Net realized and unrealized gain (loss)	(.11)		.00 ***	(.01)	(.20)	(.06)	(.08)
Total from investment operations	(.05)		.11	.08	(.12)	.06	.05
Less distributions from:
Net investment income	(.07)		(.16)	(.16)	(.15)	(.15)	(.16)
Return of capital	—		—	—	—	—	(.02)
Total distributions	(.07)		(.16)	(.16)	(.15)	(.15)	(.18)
Net asset value, end of period	$8.56		$8.68	$8.73	$8.81	$9.08	$9.17
Total Return (%)[b,c]	(.56	)**	1.29	.89	(1.28)	.69	.53

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87		97	133	159	206	241
Ratio of expenses before expense reductions (%)	1.65	*	1.64	1.64	1.63	1.62	1.62
Ratio of expenses after expense reductions (%)	1.54	*	1.55	1.55	1.55	1.59	1.60
Ratio of net investment income (%)	1.42	*	1.23	1.03	.85	1.31	1.45
Portfolio turnover rate (%)	22	**	32	58	34	85	47

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

32	Deutsche Short Duration Fund

	Six Months Ended 3/31/18		Years Ended September 30,				Period Ended
Class R6	(Unaudited)		2017		2016	2015	9/30/14[a]

Selected Per Share Data
Net asset value, beginning of period	$8.70		$8.75		$8.84	$9.12	$9.14
Income (loss) from investment operations:
Net investment income[b]	.10		.19		.18	.18	.02
Net realized and unrealized gain (loss)	(.11)		.01		(.02)	(.21)	(.02)
Total from investment operations	(.01)		.20		.16	(.03)	.00	***
Less distributions from:
Net investment income	(.11)		(.25)		(.25)	(.25)	(.02)
Net asset value, end of period	$8.58		$8.70		$8.75	$8.84	$9.12
Total Return (%)	(.06	)c**	2.31	[c]	1.79 [c]	(.34)[c]	.01	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	233		238		10	10	10
Ratio of expenses before expense reductions (%)	.56	*	.56		.75	.76	.52	*
Ratio of expenses after expense reductions (%)	.54	*	.55		.55	.55	.52	*
Ratio of net investment income (%)	2.42	*	2.22		2.04	1.97	2.45	*
Portfolio turnover rate (%)	22	**	32		58	34	85	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Short Duration Fund	33

	Six Months Ended 3/31/18		Years Ended September 30,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.72		$8.76	$8.85	$9.12	$9.20	$9.34
Income (loss) from investment operations:
Net investment income[a]	.10		.19	.18	.17	.21	.23
Net realized and unrealized gain (loss)	(.11)		.02	(.02)	(.19)	(.04)	(.10)
Total from investment operations	(.01)		.21	.16	(.02)	.17	.13
Less distributions from:
Net investment income	(.12)		(.25)	(.25)	(.25)	(.25)	(.25)
Return of capital	—		—	—	—	—	(.02)
Total distributions	(.12)		(.25)	(.25)	(.25)	(.25)	(.27)
Net asset value, end of period	$8.59		$8.72	$8.76	$8.85	$9.12	$9.20
Total Return (%)[b]	(.17	)**	2.43	1.79	(.28)	1.82	1.42

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	528		522	570	744	1,045	899
Ratio of expenses before expense reductions (%)	.69	*	.70	.70	.69	.68	.69
Ratio of expenses after expense reductions (%)	.54	*	.55	.55	.55	.59	.60
Ratio of net investment income (%)	2.42	*	2.23	2.02	1.87	2.31	2.44
Portfolio turnover rate (%)	22	**	32	58	34	85	47

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

34	Deutsche Short Duration Fund

	Six Months Ended 3/31/18		Years Ended September 30,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.70		$8.74	$8.83	$9.10	$9.18	$9.32
Income (loss) from investment operations:
Net investment income[a]	.10		.19	.18	.16	.21	.23
Net realized and unrealized gain (loss)	(.11)		.02	(.03)	(.19)	(.04)	(.10)
Total from investment operations	(.01)		.21	.15	(.03)	.17	.13
Less distributions from:
Net investment income	(.11)		(.25)	(.24)	(.24)	(.25)	(.25)
Return of capital	—		—	—	—	—	(.02)
Total distributions	(.11)		(.25)	(.24)	(.24)	(.25)	(.27)
Net asset value, end of period	$8.58		$8.70	$8.74	$8.83	$9.10	$9.18
Total Return (%)[b]	(.06	)**	2.43	1.79	(.28)	1.82	1.45

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	97		100	45	83	52	89
Ratio of expenses before expense reductions (%)	.65	*	.64	.61	.61	.60	.60
Ratio of expenses after expense reductions (%)	.54	*	.55	.55	.55	.59	.60
Ratio of net investment income (%)	2.42	*	2.20	2.01	1.77	2.28	2.45
Portfolio turnover rate (%)	22	**	32	58	34	85	47

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche Short Duration Fund	35

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Short Duration Fund (the “Fund”) is a diversified series of Deutsche Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted

36	Deutsche Short Duration Fund

prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public

Deutsche Short Duration Fund	37

trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of

38	Deutsche Short Duration Fund

March 31, 2018, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of March 31, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2018, the Fund had securities on loan, all of which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Deutsche Short Duration Fund	39

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $162,919,000, including $70,734,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2018 ($63,372,000) and September 30, 2019 ($7,362,000), the respective expiration dates, whichever occurs first; and approximately $92,185,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($43,948,000) and long-term losses ($48,237,000).

At September 30, 2017, the aggregate cost of investments for federal income tax purposes was $880,950,953. The net unrealized appreciation for all investments based on tax cost was $2,894,938. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $12,437,046 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $9,542,108.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, futures contracts, swap contracts, paydown losses on mortgage securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ

40	Deutsche Short Duration Fund

significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2018, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk

Deutsche Short Duration Fund	41

is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $97,554,000 to $151,720,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $31,373,000 to $90,909,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2018, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $12,723,000 to $23,547,000, and the investment in forward currency contracts long vs. U.S. dollars had a

42	Deutsche Short Duration Fund

total contract value generally indicative of a range from approximately $6,681,000 to $17,853,000.

The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contacts (a)	$359,525	$—	$359,525
Interest Rate Contracts (b)	—	659,422	659,422
	$359,525	$659,422	$1,018,947

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Unrealized appreciation on forward foreign currency contracts

(b)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (c)	$(424,181)	$—	$(424,181)
Interest Rate Contracts (d)	—	(746,494)	(746,494)
	$(424,181)	$(746,494)	$(1,170,675)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)	Unrealized depreciation on forward foreign currency contracts

(d)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (e)	$(278,487)	$—	$(278,487)
Interest Rate Contracts (e)	—	(2,108,437)	(2,108,437)
	$(278,487)	$(2,108,437)	$(2,386,924)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

Deutsche Short Duration Fund	43

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (f)	$175,305	$—	$175,305
Interest Rate Contracts (f)	—	456,085	456,085
	$175,305	$456,085	$631,390

Each of the above derivatives is located in the following Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively

As of March 31, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$64	$(53)	$—	$11
Morgan Stanley	359,461	(278,796)	—	80,665
Total	$359,525	$(278,849)	$—	$80,676
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$53	$(53)	$—	$—
Morgan Stanley	278,796	(278,796)	—	—
State Street Bank & Trust Co.	145,332	—	—	145,332
Total	$424,181	$(278,849)	$—	$145,332

44	Deutsche Short Duration Fund

C. Purchases and Sales of Securities

During the six months ended March 31, 2018, purchases and sales of investment securities (excluding short-term instruments and U.S. Treasury obligations) aggregated $189,150,522 and $168,606,807, respectively. Purchases and sales of U.S. Treasury obligations aggregated $18,246,703 and $23,853,521, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.

For the period from October 1, 2017 through January 31, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

Deutsche Short Duration Fund	45

such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.79%
Class T	.79%
Class C	1.54%
Class R6	.54%
Class S	.54%
Institutional Class	.54%

For the six months ended March 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$75,467
Class T	6
Class C	48,040
Class R6	26
Class S	405,969
Institutional Class	53,681
$583,189

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2018, the Administration Fee was $440,936, of which $74,035 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2018
Class A	$15,244	$5,660
Class T	11	5
Class C	3,222	1,282
Class R6	38	13
Class S	112,718	39,712
Institutional Class	1,333	443
	$132,566	$47,115

46	Deutsche Short Duration Fund

Distribution and Service Fees. Under the Fund’s Class C 12b-1 plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2018
Class C	$344,146	$55,891

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2018	Annualized Rate
Class A	$188,584	$61,779	.24%
Class T	9	8	.18%
Class C	114,715	35,735	.25%
	$303,308	$97,522

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2018 aggregated $5,356.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2018, the CDSC for Class C shares aggregated $1,286. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2018, DDI received $3,212 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,038, of which $9,857 is unpaid.

Deutsche Short Duration Fund	47

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $5,168.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2018.

48	Deutsche Short Duration Fund

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended September 30, 2017		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	2,168,882	$18,728,026	3,323,266	$28,888,226
Class T	—	—	1,149 *	10,000 *
Class C	367,957	3,174,021	787,925	6,845,356
Class R6	—	—	25,515	222,611
Class S	12,948,848	112,263,193	20,229,214	176,338,433
Institutional Class	4,754,967	41,165,975	11,053,689	96,178,870
		$175,331,215		$308,483,496

Shares issued to shareholders in reinvestment of distributions
Class A	194,516	$1,677,699	520,499	$4,520,845
Class T	14	121	10 *	84 *
Class C	81,518	702,694	220,065	1,909,399
Class R6	359	3,100	659	5,729
Class S	730,400	6,315,003	1,515,300	13,194,501
Institutional Class	157,864	1,362,948	239,821	2,084,880
		$10,061,565		$21,715,438

Shares redeemed
Class A	(2,820,752)	$(24,366,264)	(13,518,006)	$(117,451,306)
Class C	(1,472,387)	(12,713,030)	(5,075,055)	(44,077,878)
Class R6	(453)	(3,943)	(40)	(350)
Class S	(12,028,724)	(104,157,936)	(26,919,473)	(234,642,229)
Institutional Class	(5,126,765)	(44,336,823)	(4,867,306)	(42,369,885)
		$(185,577,996)		$(438,541,648)

Deutsche Short Duration Fund	49

	Year Ended September 30, 2017		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	(457,354)	$(3,960,539)	(9,674,241)	$(84,042,235)
Class T	14	121	1,159 *	10,084 *
Class C	(1,022,912)	(8,836,315)	(4,067,065)	(35,323,123)
Class R6	(94)	(843)	26,134	227,990
Class S	1,650,524	14,420,260	(5,174,959)	(45,109,295)
Institutional Class	(213,934)	(1,807,900)	6,426,204	55,893,865
		$(185,216)		$(108,342,714)

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

G. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Short Duration Fund will be renamed DWS Short Duration Fund.

50	Deutsche Short Duration Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2017 to March 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Short Duration Fund	51

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$998.10	$998.10	$994.40	$999.40	$998.30	$999.40
Expenses Paid per $1,000*	$3.94	$3.94	$7.66	$2.69	$2.69	$2.69

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,020.99	$1,020.99	$1,017.25	$1,022.24	$1,022.24	$1,022.24
Expenses Paid per $1,000*	$3.98	$3.98	$7.75	$2.72	$2.72	$2.72

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Deutsche Short Duration Fund	0.79%	0.79%	1.54%	0.54%	0.54%	0.54%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

52	Deutsche Short Duration Fund

Advisory Agreement Board Considerations

and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Short Duration Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–The	Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

Deutsche Short Duration Fund	53

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended

54	Deutsche Short Duration Fund

December 31, 2016. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted a change in the Fund’s portfolio management team effective March 1, 2017 and that certain additional changes to the portfolio management team were made effective August 1, 2017. The Board observed that the Fund had experienced improved relative performance in 2016 and during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

Deutsche Short Duration Fund	55

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

56	Deutsche Short Duration Fund

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Short Duration Fund	57

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

58	Deutsche Short Duration Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPITX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 288	25155T 593	25155T 585	25155T 577
Fund Number	418	1733	718	822	1422

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634

Deutsche Short Duration Fund	59

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

60	Deutsche Short Duration Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

Deutsche Short Duration Fund	61

DSDF-3

(R-027148-7 5/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	5/30/2018